HARRIS INSIGHT(R) FUNDS
                           HARRIS INSIGHT EQUITY FUNDS
                        HARRIS INSIGHT FIXED INCOME FUNDS
                        HARRIS INSIGHT MONEY MARKET FUNDS
                                 Class A Shares

                         SUPPLEMENT DATED AUGUST 1, 1997
                       TO THE PROSPECTUS DATED MAY 1, 1997

ALL FUNDS

As described on page 48 of the Prospectus, certain classes of investors are exempt from paying sales charges on purchases of Class A Shares of the Funds. Effective August 1, 1997, no sales charge is assessed on purchases by customers of Harris Trust and Savings Bank ("Harris Trust") and its affiliates.

HARRIS INSIGHT INTERNATIONAL FUND

INVESTMENT SUB-ADVISER
A meeting of shareholders of the International Fund has been scheduled for August 6, 1997 for the purpose of approving the appointment of Hansberger Global Investors, Inc. ("Hansberger") as the Fund's investment sub-adviser. Upon shareholder approval (or shortly thereafter), Hansberger will assume investment management responsibilities for the Fund pursuant to an investment sub-advisory contract between Hansberger and Harris Investment Management, Inc. ("HIM"), the portfolio management agent for the International Fund (the "Sub-Advisory Contract").

Hansberger is an investment adviser registered under the Investment Advisers Act of 1940, as amended, and provides a broad range of portfolio management services to clients in the United States and abroad. Hansberger, 515 East Las Olas Blvd., Suite 1300, Fort Lauderdale, Florida 33301, is controlled by Mr. Thomas L. Hansberger, who founded the firm in 1994. Before forming Hansberger in 1994, Mr. Hansberger had served as Chairman, President and Chief Executive Officer of Templeton Worldwide, Inc., the parent holding company of the Templeton group of companies. While at Templeton, Mr. Hansberger served as director of research and was an officer, director or primary portfolio manager for several Templeton mutual funds.

Under the terms of the Sub-Advisory Contract, and subject to the overall control of the Board of Trustees, Harris Trust and HIM, Hansberger will have responsibility for the general management and investment of the Fund's assets. In carrying out its obligations to manage and invest the assets, Hansberger will
(i) obtain and evaluate pertinent economic, statistical, financial and other information affecting the economic regions and individual national economies generally, together with information specific to individual companies or industries, the securities of which are included in the Fund's investment portfolio or may be under consideration for inclusion therein; and (ii) formulate and execute an ongoing program of investment for the Fund, including geographic allocation, consistent with the Fund's investment objective, policies, strategy and restrictions. Under the terms of the Sub-Advisory Contract, HIM will supervise the performance of Hansberger, including Hansberger's adherence to the Fund's investment objective and policies.

Hansberger will manage the International Fund's investment portfolio in a manner consistent with its objectives and in accordance with the Fund's current investment policies and restrictions with respect to permitted investment practices. In its investment approach, Hansberger relies heavily on a fundamental analysis of securities, seeking to maximize the scope and effectiveness of the approach by extending its application into many countries around the world. Hansberger believes that this extensive approach may offer more diverse opportunities and the flexibility to shift portfolio investments not only from company to company and industry to industry, but also from country to country, in the search for undervalued securities. Hansberger's approach contrasts with the investment approach that HIM has employed in managing the Fund. Under the management of HIM, the Fund has invested in securities that are typical of those represented in the Morgan Stanley Capital International Europe, Australia, Far East (EAFE) Index, a broad-based index of international securities. Although the Fund will continue to invest in securities contained in the EAFE Index, the Fund will not necessarily emphasize those securities or invest in them in a manner consistent with their weightings in the EAFE Index. In addition, the Fund will tend to hold fewer securities at any given time due to Hansberger's reliance on a
security-by-security   analysis  as  opposed  to  a  comprehensive  market-based
approach.

Compensation under the Sub-Advisory Contract will not increase the amounts that the International Fund pays for advisory services. Under the Sub-Advisory Contract, HIM will bear Hansberger's fees, which will be calculated daily and paid monthly, at an annual rate of 0.75% of the first $25 million of the average net assets of the Fund, 0.50% of the next $75 million, and 0.35% of net assets in excess of $100 million. The Sub-Advisory Contract will continue in effect until February 23, 1999 and thereafter shall continue for successive annual periods provided that the continuation is specifically approved at least annually by the Board of Trustees or by vote of the shareholders of the Fund at a meeting called for the purpose of voting on the Sub-Advisory Contract.

The Hansberger portfolio management team responsible for the management of the Fund will consist of James Chaney, Robert Mazuelos and John Hock. Mr. Chaney, who joined Hansberger in 1996 as Chief Investment Officer, will be the Fund's leader. Prior to joining Hansberger, he was Executive Vice President for Templeton Worldwide and a senior member of its Portfolio Management/Strategy Committee. While at Templeton, Mr. Chaney managed numerous accounts, including the $2.5 billion Foreign Equity Series of Templeton Institutional Funds Inc. Mr. Chaney has worked closely with his predecessor to ensure a smooth transition of management responsibilities. Robert Mazuelos joined Hansberger in 1995 as a research analyst. Prior to joining Hansberger, he was a performance analyst at Templeton Investment Counsel, Inc. where he was responsible for return analysis on separate accounts and mutual funds. John Hock joined Hansberger in 1996 as a research analyst. Prior to joining Hansberger, he was a senior analyst in the global securities research and economics group at Merrill Lynch.


HARRIS INSIGHT MONEY MARKET FUNDS

CHECKWRITING
The Harris Insight Money Market Fund, the Government Money Market Fund and the Tax-Exempt Money Market Funds offer a checkwriting privilege. If you are an investor in one of these Funds and have completed the checkwriting application and signature card, you may redeem shares by writing a check against your account. If you are opening a new account and wish to use checkwriting, you must complete the checkwriting application and signature card when completing the account application. If you already have an account, you may contact the Harris Insight Funds at (800) 982-8782 for the necessary forms.

Upon receipt of the necessary forms, checks will be forwarded to you. The minimum check amount is $500. The checkwriting privilege will be subject to the customary rules and regulations governing checkwriting. If your account is registered as belonging to multiple owners (e.g., as joint tenants), each shareholder must sign each check, unless the shareholders have authorized fewer signatures and such election is on file with the Funds' transfer agent. When the check is presented to the transfer agent for payment, the Fund's custodian will cause the Fund to redeem a sufficient number of shares in your account to cover the amount of the check, which enables you to continue earning income on those shares until the check is presented for payment. You should make certain that you own a sufficient number of shares to cover the amount of the check. If you do not own enough shares to cover a check when presented, the check will be returned to the payee marked "insufficient funds." Checks written for amounts that would require the redemption of shares purchased by check or electronic funds transfer within the previous 10 business days or checks written in amounts of less than $500 may be returned. Charges may be imposed for returned checks, stop payment orders, copies of cancelled checks and other special services. The Funds and the Funds' custodian reserve the right to terminate or modify this privilege or to impose a service fee in connection with the privilege.

For information about other services offered by the Harris Insight Funds, see SHAREHOLDER SERVICES AND POLICIES in the Prospectus.


                             HARRIS INSIGHT(R) FUNDS
                           HARRIS INSIGHT EQUITY FUNDS
                        HARRIS INSIGHT FIXED INCOME FUNDS
                        HARRIS INSIGHT MONEY MARKET FUNDS
                              Institutional Shares

                         SUPPLEMENT DATED AUGUST 1, 1997
                       TO THE PROSPECTUS DATED MAY 1, 1997


HARRIS INSIGHT INTERNATIONAL FUND

INVESTMENT SUB-ADVISER
A meeting of shareholders of the International Fund has been scheduled for August 6, 1997 for the purpose of approving the appointment of Hansberger Global Investors, Inc. ("Hansberger") as the Fund's investment sub-adviser. Upon shareholder approval (or shortly thereafter), Hansberger will assume investment management responsibilities for the Fund pursuant to an investment sub-advisory contract between Hansberger and Harris Investment Management, Inc. ("HIM"), the portfolio management agent for the International Fund (the "Sub-Advisory Contract").

Hansberger is an investment adviser registered under the Investment Advisers Act of 1940, as amended, and provides a broad range of portfolio management services to clients in the United States and abroad. Hansberger, 515 East Las Olas Blvd., Suite 1300, Fort Lauderdale, Florida 33301, is controlled by Mr. Thomas L. Hansberger, who founded the firm in 1994. Before forming Hansberger in 1994, Mr. Hansberger had served as Chairman, President and Chief Executive Officer of Templeton Worldwide, Inc., the parent holding company of the Templeton group of companies. While at Templeton, Mr. Hansberger served as director of research and was an officer, director or primary portfolio manager for several Templeton mutual funds.

Under the terms of the Sub-Advisory Contract, and subject to the overall control of the Board of Trustees, Harris Trust and HIM, Hansberger will have responsibility for the general management and investment of the Fund's assets. In carrying out its obligations to manage and invest the assets, Hansberger will
(i) obtain and evaluate pertinent economic, statistical, financial and other information affecting the economic regions and individual national economies generally, together with information specific to individual companies or industries, the securities of which are included in the Fund's investment portfolio or may be under consideration for inclusion therein; and (ii) formulate and execute an ongoing program of investment for the Fund, including geographic allocation, consistent with the Fund's investment objective, policies, strategy and restrictions. Under the terms of the Sub-Advisory Contract, HIM will supervise the performance of Hansberger, including Hansberger's adherence to the Fund's investment objective and policies.

Hansberger will manage the International Fund's investment portfolio in a manner consistent with its objectives and in accordance with the Fund's current investment policies and restrictions with respect to permitted investment practices. In its investment approach, Hansberger relies heavily on a fundamental analysis of securities, seeking to maximize the scope and effectiveness of the approach by extending its application into many countries around the world. Hansberger believes that this extensive approach may offer more diverse opportunities and the flexibility to shift portfolio investments not only from company to company and industry to industry, but also from country to country, in the search for undervalued securities. Hansberger's approach contrasts with the investment approach that HIM has employed in managing the Fund. Under the management of HIM, the Fund has invested in securities that are typical of those represented in the Morgan Stanley Capital International Europe, Australia, Far East (EAFE) Index, a broad-based index of international securities. Although the Fund will continue to invest in securities contained in the EAFE Index, the Fund will not necessarily emphasize those securities or invest in them in a manner consistent with their weightings in the EAFE Index. In addition, the Fund will tend to hold fewer securities at any given time due to Hansberger's reliance on a security-by-security analysis as opposed to a comprehensive market-based approach.

Compensation under the Sub-Advisory Contract will not increase the amounts that the International Fund pays for advisory services. Under the Sub-Advisory Contract, HIM will bear Hansberger's fees, which will be calculated daily and paid monthly, at an annual rate of 0.75% of the first $25 million of the average net assets of the Fund, 0.50% of the next $75 million, and 0.35% of net assets in excess of $100 million. The Sub-Advisory Contract will continue in effect until February 23, 1999 and thereafter shall continue for successive annual periods provided that the continuation is specifically approved at least annually by the Board of Trustees or by vote of the shareholders of the Fund at a meeting called for the purpose of voting on the Sub-Advisory Contract.

The Hansberger portfolio management team responsible for the management of the Fund will consist of James Chaney, Robert Mazuelos and John Hock. Mr. Chaney, who joined Hansberger in 1996 as Chief Investment Officer, will be the Fund's leader. Prior to joining Hansberger, he was Executive Vice President for Templeton Worldwide and a senior member of its Portfolio Management/Strategy Committee. While at Templeton, Mr. Chaney managed numerous accounts, including the $2.5 billion Foreign Equity Series of Templeton Institutional Funds Inc. Mr. Chaney has worked closely with his predecessor to ensure a smooth transition of management responsibilities. Robert Mazuelos joined Hansberger in 1995 as a research analyst. Prior to joining Hansberger, he was a performance analyst at Templeton Investment Counsel, Inc. where he was responsible for return analysis on separate accounts and mutual funds. John Hock joined Hansberger in 1996 as a research analyst. Prior to joining Hansberger, he was a senior analyst in the global securities research and economics group at Merrill Lynch.


                             HARRIS INSIGHT(R) FUNDS
                        HARRIS INSIGHT MONEY MARKET FUNDS
                                 Class A Shares

                         SUPPLEMENT DATED AUGUST 1, 1997
                       TO THE PROSPECTUS DATED MAY 1, 1997


CHECKWRITING
The Harris Insight Money Market Fund, the Government Money Market Fund and the Tax-Exempt Money Market Funds offer a checkwriting privilege. If you are an investor in one of these Funds and have completed the checkwriting application and signature card, you may redeem shares by writing a check against your account. If you are opening a new account and wish to use checkwriting, you must complete the checkwriting application and signature card when completing the account application. If you already have an account, you may contact the Harris Insight Funds at (800) 982-8782 for the necessary forms.

Upon receipt of the necessary forms, checks will be forwarded to you. The minimum check amount is $500. The checkwriting privilege will be subject to the customary rules and regulations governing checkwriting. If your account is registered as belonging to multiple owners (e.g., as joint tenants), each shareholder must sign each check, unless the shareholders have authorized fewer signatures and such election is on file with the Funds' transfer agent. When the check is presented to the transfer agent for payment, the Fund's custodian will cause the Fund to redeem a sufficient number of shares in your account to cover the amount of the check, which enables you to continue earning income on those shares until the check is presented for payment. You should make certain that you own a sufficient number of shares to cover the amount of the check. If you do not own enough shares to cover a check when presented, the check will be returned to the payee marked "insufficient funds." Checks written for amounts that would require the redemption of shares purchased by check or electronic funds transfer within the previous 10 business days or checks written in amounts of less than $500 may be returned. Charges may be imposed for returned checks, stop payment orders, copies of cancelled checks and other special services. The Funds and the Funds' custodian reserve the right to terminate or modify this privilege or to impose a service fee in connection with the privilege.

For information about other services offered by the Harris Insight Funds, see SHAREHOLDER SERVICES AND POLICIES in the Prospectus.


                             HARRIS INSIGHT(R) FUNDS
                         HARRIS INSIGHT CONVERTIBLE FUND

                         SUPPLEMENT DATED AUGUST 1, 1997
                       TO THE PROSPECTUS DATED MAY 1, 1997


As described on page 15 of the Prospectus, certain classes of investors are exempt from paying sales charges on purchases of shares of the Fund. Effective August 1, 1997, no sales charge is assessed on purchases by customers of Harris Trust and Savings Bank and its affiliates.


                             HARRIS INSIGHT(R) FUNDS
                    HARRIS INSIGHT HEMISPHERE FREE TRADE FUND

                         SUPPLEMENT DATED AUGUST 1, 1997
                       TO THE PROSPECTUS DATED MAY 1, 1997


As described on page 20 of the Prospectus, certain classes of investors are exempt from paying sales charges on purchases of Class A Shares of the Fund. Effective August 1, 1997, no sales charge is assessed on purchases by customers of Harris Trust and Savings Bank and its affiliates.


                             HARRIS INSIGHT(R) FUNDS



                        Harris Insight International Fund
                    Harris Insight Small-Cap Opportunity Fund
                       Harris Insight Small-Cap Value Fund
                           Harris Insight Growth Fund
                           Harris Insight Equity Fund
                        Harris Insight Equity Income Fund
                            Harris Insight Index Fund
                          Harris Insight Balanced Fund
                   Harris Insight Convertible Securities Fund
                       Harris Insight Tax-Exempt Bond Fund
                            Harris Insight Bond Fund
                Harris Insight Intermediate Tax-Exempt Bond Fund
                   Harris Insight Short/Intermediate Bond Fund
                Harris Insight Intermediate Government Bond Fund
                   Harris Insight Tax-Exempt Money Market Fund
                        Harris Insight Money Market Fund
                   Harris Insight Government Money Market Fund







                     SUPPLEMENT DATED AUGUST 1, 1997 TO THE
              STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1997

The following is added to the discussion contained under "Management - Investment Adviser and Portfolio Management Agent."

Harris Trust and Savings Bank ("Harris Trust") may from time to time offer programs under which it may make contributions to certain organizations based on shares of the Funds held by members of the organizations and in an amount up to 0.10% of the value of those shares. These contributions are expenses of Harris Trust and are not Fund expenses, and thus will not affect Fund performance.


                             HARRIS INSIGHT(R) FUNDS
                         Harris Insight Convertible Fund

                     SUPPLEMENT DATED AUGUST 1, 1997 TO THE
              STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1997


The following is added to the discussion contained under "Management - Investment Adviser and Portfolio Management Agent."

Harris Trust and Savings Bank ("Harris Trust") may from time to time offer programs under which it may make contributions to certain organizations based on shares of the Fund held by members of the organizations and in an amount up to 0.10% of the value of those shares. These contributions are expenses of Harris Trust and are not Fund expenses, and thus will not affect Fund performance.


                             HARRIS INSIGHT(R) FUNDS
                    Harris Insight Hemisphere Free Trade Fund

                     SUPPLEMENT DATED AUGUST 1, 1997 TO THE
              STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1997

The following is added to the discussion contained under "Management - Investment Adviser, Portfolio Management Agent and Investment Sub-Advisers."

Harris Trust and Savings Bank ("Harris Trust") may from time to time offer programs under which it may make contributions to certain organizations based on shares of the Fund held by members of the organizations and in an amount up to 0.10% of the value of those shares. These contributions are expenses of Harris Trust and are not Fund expenses, and thus will not affect Fund performance.